INFORMATION ABOUT COMPONENTS OF EQUITY - Rizobacter Argentina and Insuagro (Details) - USD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Financial position
Current assets		$ 211,489,658	$ 164,693,055	$ 98,208,964
Non-current assets		183,100,299	132,868,314	144,258,333
Total assets		394,589,957	297,561,369	242,467,297
Current liabilities		168,037,855	130,610,709	116,458,133
Non-current liabilities		136,261,798	106,201,178	63,914,298
Total liabilities		304,299,653	236,811,887	180,372,431
Equity attributable to controlling interest		67,743,242	46,179,395	47,301,863
Equity attributable to non-controlling interest		22,547,062	14,570,087	14,793,003
Total equity		90,290,304	60,749,482	62,094,866	$ 33,133,656
Total liabilities and equity		394,589,957	297,561,369	242,467,297
Summary statements of comprehensive income or loss
Revenues		209,526,177	173,092,172	160,605,296
Initial recognition and changes in the fair value of biological assets		2,826,255	716,741	279,945
Cost of sales		(118,641,803)	(93,575,588)	(86,964,881)
Gross margin		90,884,374	79,516,584	73,640,415
Research and development expenses		(5,617,655)	(4,195,270)	(3,689,391)
Selling, general and administrative expenses		(47,601,901)	(38,345,028)	(39,243,800)
Share of profit or loss of joint ventures and associates		997,429	2,477,193	1,012,486
Other income		(279,359)	(307,499)	365,900
Operating profit		38,382,888	39,145,980	32,085,610
Financial results		(27,852,340)	(32,702,642)	(41,458,217)
Profit (loss) before income tax		10,530,548	6,443,338	(9,372,607)
Income tax expense		(14,351,170)	(2,206,710)	(6,986,284)
Result for the year		(3,820,622)	4,236,628	(16,358,891)
Exchange differences on translation of foreign operations		10,076,208	(10,108,444)	5,240,151
Revaluation of property, plant and equipment, net of tax	[1]	(2,268,839)	3,399,683	(1,441,132)
Total comprehensive profit (loss)		$ 6,230,696	$ (5,445,488)	$ (12,454,526)
Rizobacter Argentina
Summarized financial information
Proportion of ownership interests held by non-controlling interests		20.00%	20.00%	20.00%
Financial position
Current assets		$ 175,827,504	$ 148,256,827	$ 115,546,951
Non-current assets		59,868,513	49,843,457	47,418,450
Total assets		235,696,017	198,100,284	162,965,401
Current liabilities		119,966,445	129,838,941	100,590,919
Non-current liabilities		57,480,984	32,935,399	34,788,705
Total liabilities		177,447,429	162,774,340	135,379,624
Equity attributable to controlling interest		58,246,057	35,324,227	27,584,666
Equity attributable to non-controlling interest		2,531	1,717	1,111
Total equity		58,248,588	35,325,944	27,585,777
Total liabilities and equity		235,696,017	198,100,284	162,965,401
Summary statements of comprehensive income or loss
Revenues		189,749,478	162,404,866	156,741,933
Initial recognition and changes in the fair value of biological assets		1,552,746	716,741
Cost of sales		(106,636,141)	(86,533,561)	(85,287,771)
Gross margin		84,666,083	76,588,046	71,454,162
Research and development expenses		(3,208,904)	(2,689,468)	(2,367,727)
Selling, general and administrative expenses		(37,500,952)	(36,103,289)	(31,316,843)
Share of profit or loss of joint ventures and associates		481,442	1,960,549	1,071,297
Other income		507,246	(380,871)	286,626
Operating profit		44,944,915	39,374,967	39,127,515
Financial results		(11,032,748)	(30,014,131)	(24,650,359)
Profit (loss) before income tax		33,912,167	9,360,836	14,477,156
Income tax expense		(14,141,515)	(3,830,106)	(7,729,300)
Result for the year		19,770,652	5,530,730	6,747,856
Exchange differences on translation of foreign operations		1,704,590	1,281,974	17,197
Revaluation of property, plant and equipment, net of tax		(2,682,457)	3,921,091	(1,347,124)
Total comprehensive profit (loss)		$ 18,792,785	$ 10,733,795	$ 5,417,929
Insumos Agroquimicos S.A.
Summarized financial information
Proportion of ownership interests held by non-controlling interests		49.90%
Summary statements of comprehensive income or loss
Revenues		$ 7,600,041
Cost of sales		(5,886,326)
Gross margin		1,713,715
Selling, general and administrative expenses		(1,065,147)
Other income		18,305
Operating profit		666,873
Financial results		(961,635)
Profit (loss) before income tax		(294,762)
Income tax expense		127,876
Result for the year		(166,886)
Exchange differences on translation of foreign operations		180,519
Total comprehensive profit (loss)		$ 13,633

[1]	The tax effect of the revaluation of property, plant and equipment was ($1,389,643), ($1,133,230) and $480,378 for the years ended June 30, 2021, 2020 and 2019, respectively.